Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accruals for operating expenses	$ 124,491	$ 2,896
Other payables	10,426	251,077
Total	$ 134,917	$ 253,973